Note 45 Remuneration system with deferred delivery of shares of non executive directors (Details) - shares		Jun. 30, 2022	Jun. 30, 2021
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated in 2022	[1]	150,608	176,095
Theoretical shares accumulated as of 30 june	[1]	911,637	761,029
José Miguel Andrés Torrecillas [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated in 2022		19,253	22,860
Theoretical shares accumulated as of 30 june		118,025	98,772
Jaime Caruana Lacorte [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated in 2022		20,733	25,585
Theoretical shares accumulated as of 30 june		77,705	56,972
Raúl Galamba de Oliveira [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated in 2022		10,177	9,500
Theoretical shares accumulated as of 30 june		19,677	9,500
Belén Garijo López [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated in 2022		12,741	15,722
Theoretical shares accumulated as of 30 june		90,589	77,848
Lourdes Maiz Carro [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated in 2022		8,696	10,731
Theoretical shares accumulated as of 30 june		64,356	55,660
José Maldonado Ramos [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated in 2022		12,493	15,416
Theoretical shares accumulated as of 30 june		136,477	123,984
Ana Peralta Moreno [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated in 2022		8,696	10,731
Theoretical shares accumulated as of 30 june		35,092	26,396
Juan Pi Llorens [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated in 2022		18,703	23,079
Theoretical shares accumulated as of 30 june		134,599	115,896
Ana Revenga Shanklin [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated in 2022		8,611	7,568
Theoretical shares accumulated as of 30 june		16,179	7,568
Susana Rodriguez Vidarte [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated in 2022		16,400	20,237
Theoretical shares accumulated as of 30 june		177,775	161,375
Carlos Salazar Lomelín [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated in 2022		6,270	5,642
Theoretical shares accumulated as of 30 june		11,912	5,642
Jan Verplancke [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated in 2022		7,835	9,024
Theoretical shares accumulated as of 30 june		29,251	21,416

[1]	(*) The number of “theoretical shares” allocated to each non-executive director in 2022 and 2021 is equal to 20% of the total annual fixed allowance in cash received by each of them in 2021 and 2020, respectively, based on the average of the closing prices of BBVA shares during the 60 trading sessions preceding the General Shareholders' Meetings of March 18, 2022 and April 20, 2021, which were €5.47 and €4.44 per share, respectively.In addition, during the first half of 2022 and 2021, 6,270 and 7,737 “theoretical shares”, respectively, were allocated to Sunir Kumar Kapoor, who ceased to hold office as a director on March 18, 2022. Applying the system, this director received a total of 36,922 BBVA shares after he ceased to hold office at a price of €5.43 per share, corresponding to the sum of the “theoretical shares” accumulated up to that date